Lease Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Lease Revenue [Abstract]
Schedule Of Contracted Minimum Future Lease Payments Receivable From Lessees For Equipment On Non-cancelable Operating Leases

Contracted minimum future lease receivables
2015	$4,459,834
2016	3,857,719
2017	3,157,366
2018	2,390,909
2019	1,771,627
Thereafter	5,034,180
$20,671,635